Retirement Benefit Plans	3 Months Ended
Apr. 02, 2011
Retirement Benefit Plans
Retirement Benefit Plans
Components of net periodic benefit cost for the second quarter and year-to-date periods ended July 2, 2011 and June 26, 2010 were as follows (in millions):

	Second Quarter				Year-to-Date
	Pension benefits		Postretirement beneits		Pension benefits		Postretirement beneits
	2011	2010	2011	2010	2011	2010	2011	2010
Service cost	$2.7	$2.3	$0.1	$—	$5.2	$4.6	$0.1	$—
Interest cost	2.7	2.4	0.4	0.4	5.2	5.0	0.9	0.9
Expected return on plan assets	(1.7)	(1.6)	—	—	(3.3)	(3.2)	—	—
Settlement/Curtailment	—	—	—	—	1.0	—	—	—
Net amortization	0.9	1.0	(0.1)	—	1.8	1.7	(0.2)	(0.1)
Net periodic benefit cost	$4.6	$4.1	$0.4	$0.4	$9.9	$8.1	$0.8	$0.8

During the first half of 2011 and 2010, approximately $2.6 million and $1.6 million, respectively, were reclassified from other comprehensive income to a component of net periodic benefit cost. As they relate to foreign plans, the Company uses current exchange rates to make these reclassifications. The impact of exchange rate fluctuations is included on the net amortization line of the table above.